Investment in Associates and Joint Ventures (Summary of Condensed Financial Statements) (Details) - CAD ($) $ in Millions	3 Months Ended				6 Months Ended
	Apr. 30, 2024	Mar. 31, 2024	Apr. 30, 2023	Mar. 31, 2023	Apr. 30, 2024	Mar. 31, 2024	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2023
Assets
Total assets	$ 1,966,668				$ 1,966,668					$ 1,955,139
Liabilities
Total liabilities	1,854,686				1,854,686					$ 1,843,068
Total net revenues	13,819		$ 12,397		27,533		$ 24,598
Total other comprehensive income (loss)	$ 314		$ 2,150		$ 1,230		$ 2,137
Charles Schwab Corporation [member]
Assets
Total assets									$ 634,593		$ 644,139
Liabilities
Total liabilities									$ 577,180		$ 592,923
Total net revenues		$ 6,393		$ 6,915		$ 12,466		$ 14,380
Total net income available to common stockholders		1,687		2,072		2,948		4,544
Total other comprehensive income (loss)		749		2,610		4,319		3,331
Total comprehensive income (loss)		$ 2,436		$ 4,682		$ 7,267		$ 7,875